Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
National corporation tax	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%
Deductible enterprise tax	4.00%	4.00%	4.00%
Statutory income tax rate	31.50%	31.50%	31.50%
Net changes in total valuation allowance	¥ 2,132	¥ 13,595	¥ 6,191
Decrease in total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards	1,465	1,742	553
Increase in valuation allowance	2,120	1,947	1,032
Decrease in valuation allowance	1,492	1,511	1,775
Net changes in valuation allowance	628	¥ 436	¥ 743
Net operating loss carryforwards	¥ 456,985